Derivative Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Derivative Instruments [Abstract]
Derivative Contracts
The following derivative contracts were in place at March 31, 2014:

	Term	Monthly Volumes		Price/Bbl	Fair Value
Crude oil swap	7/12-12/15	1,514	Bbls	$76.74	(581,654)
Crude oil swap	7/11-12/15	2,679	Bbls	$83.70	(521,438)
Crude oil swap	1/14-12/14	1,375	Bbls	$90.25	(95,729)
Crude oil swap	1/14-12/14	1,900	Bbls	$96.00	(34,067)
Crude oil swap	1/15-12/15	5,800	Bbls	$88.55	(111,012)
Crude oil swap	9/13-12/14	3,000	Bbls	$95.15	(76,740)
					$(1,420,640)

The following derivative contracts were in place at December 31, 2013:

	Term	Monthly Volumes(1)	Price/Bbl	Fair Value
Crude oil swap	1/13-12/15	1,600 Bbls	$76.74	$(662,068)
Crude oil swap	7/11-12/15	2,625 Bbls	$83.70	(523,560)
Crude oil swap	1/14-12/14	1,369 Bbls	$90.25	(100,150)
Crude oil swap	1/14-12/14	1,900 Bbls	$96.00	(8,208)
Crude oil swap	1/15-12/15	5,800 Bbls	$88.55	(13,804)
Crude oil swap	1/13-12/14	3,000 Bbls	$95.15	(43,560)
				$(1,351,350)

(1)     Monthly volumes are the weighted average throughout the period.